Shares in group companies (Tables)	12 Months Ended
Dec. 31, 2019
Aegon N.V [member]
Statement [LineItems]
Summary of Shares in Group Companies

	2019	2018
At January 1	22,143	23,117
Restated opening balance 1)	(44)	(22)
At January 1 (restated)	22,099	23,095
Capital contributions and acquisitions	231	97
Divestments and capital repayments	(6)	(23)
Dividend received	(872)	(702)
Net income / (loss) for the financial year	1,379	831
Revaluations	2,214	(1,157)
At December 31	25,045	22,143

1
See in consolidated financial statements note 2.1.1 for details about the impact of adopting IFRS 16 on Leases and note 2.1.2 for details about the impact of voluntary change in accounting policy on Liability Adequacy Testing